Subsequent Events (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 19, 2022	Sep. 15, 2022	Mar. 02, 2022	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Apr. 11, 2022	Apr. 01, 2022	Jun. 30, 2020
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00	$ 0.25		$ 0.25
Share Price				$ 2.1832	$ 7.31	$ 2.1832		$ 1.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number				981,126		1,110,526	474,676			51,942
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						14,000	5,333
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price						$ 4.82	$ 8.37
Proceeds from Issuance of Warrants			$ 20,925
Senior Notes, Noncurrent				$ 2,265,927		$ 2,265,928
Percentage of offering fees				7.00%		7.00%
Stock Issued During Period, Shares, New Issues						1,165,813
Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period					8,500		14,000
Stock Issued During Period, Shares, New Issues						1,165,813
September 2022 Warrants [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	30,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25			$ 0.25		$ 0.25
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01	$ 1.00		$ 1.00			$ 1.00
September 2022 Offering [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	30,000,000			30,000,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						2,050,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00			$ 0.25
Share Price	$ 0.001
Proceeds from Issuance of Warrants				$ 5,286,288
Senior Notes, Noncurrent				$ 4,075,991		$ 4,080,990
Percentage of offering fees				7.00%
Securities Purchased under Agreements to Resell				$ 512,500		$ 512,500
Stock Issued During Period, Shares, New Issues				2,050,000		2,050,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Senior Notes, Noncurrent		$ 2,265,928
Percentage of offering fees		7.00%
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Warrants		$ 2,000,000
Subsequent Event [Member] | September 2022 Warrants [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		30,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25
Share Price		$ 0.25
Sale of Stock, Consideration Received on Transaction		$ 7,500,000
Subsequent Event [Member] | September 2022 Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		30,000,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		3,600,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.01
Proceeds from Issuance of Warrants		$ 36,000
Subsequent Event [Member] | Over-Allotment Option [Member] | Maximum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		4,500,000
Subsequent Event [Member] | September 2022 Offering [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		2,050,000
Senior Notes, Noncurrent		$ 4,080,990
Securities Purchased under Agreements to Resell		$ 512,500
Stock Issued During Period, Shares, New Issues		2,050,000